Financial instruments - Financial risk management (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Foreign exchange loss	R$ (19,811)	R$ (13,580)
Short-term	517,874	3,481,496
Not later than one year [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	32,422,954	27,793,606
Later than one year and not later than two years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,594,815	1,540,079
Later than two years and not later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,320,300	5,299,660
Later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,774,095	0
Deposits from banking customers [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,704,809	6,119,455
Deposits from banking customers [Member] | Not later than one year [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,704,809	6,119,455
Deposits from banking customers [Member] | Later than one year and not later than two years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Deposits from banking customers [Member] | Later than two years and not later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Deposits from banking customers [Member] | Later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Accounts Payable To Clients [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	17,807,394	19,199,127
Accounts Payable To Clients [Member] | Not later than one year [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	17,756,720	19,163,672
Accounts Payable To Clients [Member] | Later than one year and not later than two years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	50,674	35,455
Accounts Payable To Clients [Member] | Later than two years and not later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Accounts Payable To Clients [Member] | Later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Trade Accounts Payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	672,184	513,877
Trade Accounts Payable | Not later than one year [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	672,184	513,877
Trade Accounts Payable | Later than one year and not later than two years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Trade Accounts Payable | Later than two years and not later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Trade Accounts Payable | Later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Loans And Financing [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,495,962	3,971,078
Loans And Financing [Member] | Not later than one year [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,068,186	472,397
Loans And Financing [Member] | Later than one year and not later than two years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,680,530	1,344,545
Loans And Financing [Member] | Later than two years and not later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,366,089	4,905,779
Loans And Financing [Member] | Later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Obligations To FIDC Quota Holders [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,399,979	1,548,134
Obligations To FIDC Quota Holders [Member] | Not later than one year [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,939,982	1,404,679
Obligations To FIDC Quota Holders [Member] | Later than one year and not later than two years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	626,789	0
Obligations To FIDC Quota Holders [Member] | Later than two years and not later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	954,211	143,456
Obligations To FIDC Quota Holders [Member] | Later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,774,095	0
Other Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	517,895	530,030
Other Liabilities [Member] | Not later than one year [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	281,073	119,526
Other Liabilities [Member] | Later than one year and not later than two years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	236,822	160,079
Other Liabilities [Member] | Later than two years and not later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	250,425
Other Liabilities [Member] | Later than five years [member] | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 0	R$ 0